Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Comprehensive loss	$ (29,105,655)	$ (4,522,938)
Adjustments for:
Amortization	269,143	1,385
Depreciation	124,278	76,056
Change in fair value of derivative liability	16,142,364
Finance and other costs	9,968	21,155
Gain on settlement of debt		(28,614)
Income from government assistance	(22,894)
Shares Issued as acquisition cost		100,000
Share-based payments	3,141,824	2,085,571
Unrealized loss on investments available for sale	198,572
Adjustment for profit loss	(9,242,400)	(2,267,385)
Net changes in non-cash working capital items:
Accounts receivable	(314,216)	(1,282,029)
Inventory	(2,020,331)	(488,384)
Prepaid expenses	(4,806,471)	240,518
Right of use asset	(181,037)
Trade payables and accrued liabilities	(407,188)	486,976
Customer deposits	(315,208)	(133,831)
Deferred income	201,425
Loans	(1,425)
Lease liability	181,069
Tax accrual	(82,820)
Funds used in operations activities	(16,988,602)	(3,444,135)
INVESTING ACTIVITIES
Cash paid for acquisition	(477,984)	(457,407)
Purchase of equipment	(206,646)
Revaluation of equipment	3,619
Development of intellectual property	(238,784)
Investments	(500,000)
Issuance of notes receivable	(1,724,100)
Proceeds from issuance of common shares for financing		997,714
Funds provided by (used in) investing activities	(3,143,895)	540,307
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	44,255,651	500,000
Share issue costs	(3,419,249)
Proceeds from issuance of common shares in lieu of cash	198,000
Proceeds from issuance of common shares for warrants exercised	4,019,742	724,000
Proceeds from issuance of common shares for stock options exercised	987,248
Proceeds from issuance of loans	60,000	123,000
Repayment of loans	(42,742)	(164,701)
Repayment of lease liability	(92,891)	(57,527)
Funds provided by financing activities	45,965,759	1,124,772
Effects of exchange rate changes on cash	149,839	(1,131)
Change in cash	25,833,262	(1,779,056)
Cash, beginning of period	1,982,416	2,429,375
Cash, end of period	27,965,517	649,188
Cash and cash equivalents consist of the following:
Cash held in banks	27,682,566	506,645
Guaranteed investment certificate	282,951	142,543
Cash and cash equivalents	$ 27,965,517	$ 649,188